Shareholder Report, Holdings (Details) - C000264247 [Member]	Jan. 31, 2026
iShares Global Equity Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
iShares MSCI ACWI ex U.S. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
State Street SPDR MSCI EAFE StrategicFactors ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Vanguard Total World Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
State Street SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Exchange Traded Funds1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.50%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%